UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2008

Check here if Amendment:  ___  Amendment Number:  ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___ adds/deletes holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Churchill Management Corporation
Address:  5900 Wilshire Blvd., Suite 600
          Los Angeles, CA  90036

Form 13F File Number:    28-05029

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Eileen Holmes
Title:    Senior Vice President
Phone:    323-937-7110

Signature, Place and Date of Signing:
Eileen Holmes                      Los Angeles, CA          May 12, 2008
          [Signature]                   [City, State]       [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      33

Form 13F Information Table Value Total:      $112,755 (X1000)


List of Other Included Managers:

NONE

NAME OF ISSUER            TIT  CUSIP       VALUE X1000      SHARES              INV.   OTHE  VOTING AUTH
                          LE                                                    DISC.  R
                          OF                                                           MGR
                          CLA
                          SS
                                                                                                SOLE
BERKSHIRE HATHAWAY INC    COM  084670207             335           75    SH     Sole                  75
CL B
DIAMONDS TRUST-UNIT       COM  252787106           12432       101572    SH     Sole              101572
SERIES 1
EPROMO COM RESTRICTED     COM  294358205               0        10000    SH     Sole               10000
EXXON MOBIL CORP          COM  30231G102             253     2992.654    SH     Sole            2992.654
GEELY AUTOMOTIVE HLDGS    COM  g3777b103               1        11000    SH     Sole               11000
LTD SHS
GREAT NORTHN OILSANDS     COM  391022209               0        77000    SH     Sole               77000
COM NEW
HEALTH CARE SELECT SECT   COM  81369Y209           24111       773530    SH     Sole              773530
SPDR
INTERACTIVE DATA CORP     COM  45840j107             278         9750    SH     Sole                9750
INTRAOP MED CORP COM      COM  46118N101               7        71428    SH     Sole               71428
ISHARES TR MSCI EAFE IDX  COM  464287465             399         5548    SH     Sole                5548
ISHARES TR MSCI EMERG     COM  464287234             432         3217    SH     Sole                3217
MKT
ISHARES TR RUSL 2000      COM  464287648             492         6787    SH     Sole                6787
GROW
ISHARES TR RUSL 2000      COM  464287630             508         7752    SH     Sole                7752
VALU
ISHARES TR RUSSELL MCP    COM  464287481             529         5222    SH     Sole                5222
GR
ISHARES TR RUSSELL        COM  464287499             550         5880    SH     Sole                5880
MIDCAP
ISHARES TR S&P500/BAR     COM  464287309           25694       409796    SH     Sole              409796
GRW
ISHARES TRUST RUSSELL     COM  464287655            1233        18059    SH     Sole               18059
2000 IND
MALAGA FINL CORP COM      COM  561046103             390        32535    SH     Sole               32535
PMA CAP CORP NT SR 8.50%  COM  693419301             118        11901    SH     Sole               11901
18
POWERSHARES QQQ TRUST     COM  73935a104            1221        27925    SH     Sole               27925
PROSHARES TR ULTRA QQQ    COM  74347R206             484         6925    SH     Sole                6925
PSHS
PROSHARES TR ULTRA        COM  74347R842             429         9100    SH     Sole                9100
RUSS2000
SECTOR SPDR TR SBI INT-   COM  81369Y506            2190        29572    SH     Sole               29572
ENERGY
SELECT SECTOR SPDR FUND   COM  81369Y100            2278        56714    SH     Sole               56714
SHS BE
SELECT SECTOR SPDR TR     COM  81369Y308           29263      1050341    SH     Sole             1050341
SBI CONS
SELECT SECTOR SPDR TR     COM  81369Y704            2275        60838    SH     Sole               60838
SBI INT-
SELECT SECTOR SPDR TR     COM  81369Y886            2156        56814    SH     Sole               56814
SBI INT-
SILVER STAR ENERGY INC    COM  828234203               0        18905    SH     Sole               18905
COM NEW
SPDR SERIES TRUST SPDR    COM  78464A680             230         5000    SH     Sole                5000
SR TR
STANDARD & POORS          COM  78462f103            3350     25385.03    SH     Sole            25385.03
DEPOSITARY RE
VANGUARD INTL EQTY IDX    COM  922042858             411         4375    SH     Sole                4375
EMR MKT
VANGUARD INTL EQTY IDX    COM  922042874             402         5851    SH     Sole                5851
EURPEAN
WASHINGTON FEDERAL INC    COM  938824109             301        13199    SH     Sole               13199


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